CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of strategy
The company’s strategy is to maintain the measures set out in the following schedule as at December 31:

(MILLIONS)	2020	2019
Non-recourse borrowings(1)	$12,859	$11,960

Deferred income tax liabilities, net(2)	4,160	3,586
BEPC exchangeable and class B shares	7,430	—
Equity
Participating non-controlling interest – in operating subsidiaries	10,290	10,258
Participating non-controlling interest – in a holding subsidiary held by Brookfield Renewable	258	268
The partnership	1,177	7,348
Total capitalization	$36,174	$33,420
Debt-to-total capitalization	36%	36%
(1)Excludes $37 million (2019: $2 million) of deferred financing fees, net of unamortized premiums.
(2)Deferred income tax liabilities less deferred income tax assets.